RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)						1 Months Ended		3 Months Ended		12 Months Ended
	May 01, 2024	Jan. 11, 2024	Aug. 15, 2022	Nov. 01, 2021	Dec. 01, 2020	Jan. 31, 2023	Jan. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Convertible debt issued						$ 48,143	$ 48,143				$ 1,475,000
Convertible notes balances											61,356
Management fee								$ 35,000	$ 35,000	140,000	140,000
Gross proceeds from offering of common stock and warrants	$ 1,000,000.0
Tekcapital And Affiliates [Member]
Related Party Transaction [Line Items]
Interest rate					10.00%
Convertible debt issued				$ 3,000,000	$ 2,000,000
Lucyd [Member] | IPO [Member]
Related Party Transaction [Line Items]
Conversion of stock, amount			$ 2,002,280
Number of shares converted			266,970
Conversion Price			$ 7.50
Tekcapital Europe Ltd [Member]
Related Party Transaction [Line Items]
Interest rate		10.00%
Management fee								35,000		140,000	140,000
Rent expenses								$ 23,231	$ 22,769	$ 91,672	$ 74,442